                              SHAREHOLDER SERVICES

 Shareholder representatives are available to answer your questions about the status of your account or other Fund matters. Call toll-free (800) 237-5822 or write the Fund, P.O. Box 1520, Secaucus, New Jersey 07096-1520.

 YIELDS. For current recorded yield information on the Trust Portfolio, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys: [1] [#] [1] [#] [6] [0] [#].

  ACM Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Trust Portfolio, which is diversified, is offered by this prospectus. Three additional Portfolios of the Fund, the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio, are offered by a separate prospectus. The Trust Portfolio's investment objectives are--in the following order of priority--safety of principal, excellent liquidity and maximum current income.

  The Trust Portfolio offers institutional and corporate investors a convenient and economical way to invest in a managed money market portfolio. The Portfolio is only available through financial intermediaries.

  An investment in the Trust Portfolio is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Trust Portfolio will be able to maintain a stable net asset value of $1.00 per share.

  A "Statement of Additional Infor-mation," dated September 2, 1997, which provides a further discussion of certain areas in this prospectus and other matters and which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Trust Portfolio at the telephone number or address shown above.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 (R)This registered service mark used under license from the owner, Alliance Capital Management L.P.

 CONTENTS
 ------

  Expense Information....................................................... 2
  Financial Highlights...................................................... 2
  Introduction.............................................................. 3
  Investment Objectives and Policies........................................ 3
  Purchase and Redemption of Shares......................................... 4
  Additional Information.................................................... 6


ACM
INSTITUTIONAL
RESERVES-
TRUST
PORTFOLIO


 [LOGO OF ALLIANCE CAPITAL APPEARS HERE]

 PROSPECTUS
 SEPTEMBER 2, 1997

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
  The Trust Portfolio has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets, net of expense reimbursement or fee waiver)
 Management Fees......................................................... .38%
 Other Expenses.......................................................... .12%
                                                                          ---
 Total Fund Operating Expenses........................................... .50%

EXAMPLE

                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                              ------ ------- ------- --------
 You would pay the following expenses on a
 $1,000  investment, assuming a 5% annual
 return (cumulatively through the end of
 each time period):                             $5     $16     $28     $63

  The purpose of the foregoing table is to assist the investor in understand-ing the various costs and expenses that an investor in the Trust Portfolio will bear directly and indirectly. The expenses listed in the table are net of voluntary expense reimbursements and voluntary fee waivers. The estimated ex-penses, before voluntary expense reimbursements or fee waiver, would be: Man-agement Fee--.45%, Other Expenses--.12% and Total Fund Operating Expenses--
 .57%. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                             FINANCIAL HIGHLIGHTS
   PER SHARE OPERATING PERFORMANCE (FOR A SHARE OUTSTANDING THROUGHOUT EACH
                                    PERIOD)
  The following table has been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Addi-tional Information. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

                                                                                      NOVEMBER 16, 1992(A)
                            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         THROUGH
                          APRIL 30, 1997 APRIL 30, 1996 APRIL 30, 1995 APRIL 30, 1994    APRIL 30, 1993
                          -------------- -------------- -------------- -------------- --------------------
Net asset value, begin-
 ning of period.........     $  1.00        $  1.00        $  1.00        $  1.00           $  1.00
                             -------        -------        -------        -------           -------
INCOME FROM INVESTMENT
 OPERATIONS
Net Investment income...      0.0492         0.0527         0.0479         0.0309            0.0144
                             -------        -------        -------        -------           -------
LESS: DISTRIBUTIONS
Dividends from net in-
 vestment income........     (0.0492)       (0.0527)       (0.0479)       (0.0309)          (0.0144)
                             -------        -------        -------        -------           -------
Net asset value, end of
 period.................     $  1.00        $  1.00        $  1.00        $  1.00           $  1.00
                             =======        =======        =======        =======           =======
TOTAL RETURNS
Total investment return
 based on net asset
 value(b)...............        5.04%          5.41%          4.91%          3.14%             3.21%(c)
                             =======        =======        =======        =======           =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of pe-
 riod (in millions).....     $1175.7        $ 170.1        $ 109.2        $  36.8           $   5.3
RATIO TO AVERAGE NET AS-
 SETS OF:
Expenses, net of waivers
 and reimbursements.....        0.50%          0.50%          0.49%          0.14%              -0-
Expenses, before waivers
 and reimbursements.....        0.57%          0.60%          0.75%          1.23%             0.45%(c)
Net investment
 income(d)..............        4.93%          5.28%          5.31%          3.15%             3.17%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                               ---------------
  From time to time the Trust Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not in-tended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the in-vestment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvest-ed. Dividends for the Trust Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 5.27%, equiva-lent to an effective yield of 5.41%. Absent expense reimbursement, the annualized yield for this period would have been 5.15%, equivalent to an ef-fective yield of 5.29%. Further information about the Fund's performance is contained in the Fund's annual report to shareholders and the Statement of Ad-ditional Information which may be obtained without charge by contacting Alli-ance Fund Services, Inc. at the address or the telephone number shown on the cover of this prospectus.

                                 INTRODUCTION

 The Trust Portfolio invests in a diversified portfolio of money market secu-rities. The Trust Portfolio is designed for institutional and corporate in-vestors who can benefit from money market income and who are clients of finan-cial intermediaries. Investors in the Trust Portfolio avoid certain adminis-trative burdens that they would incur by investing in money market instruments directly, such as monitoring of maturity dates, safeguarding of receipts and deliveries, and the maintenance of tax information and other records. At the time of investment, no security purchased by the Trust Portfolio can have a maturity exceeding 397 days, and the average maturity of the Trust Portfolio cannot exceed 90 days.

                      INVESTMENT OBJECTIVES AND POLICIES

 The investment objectives of the Trust Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current in-come to the extent consistent with the first two objectives. As a matter of fundamental policy, the Trust Portfolio pursues its objectives by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities each of which, at the time of investment, has a remaining maturity of 397 days or less. While neither this policy, the investment objectives, nor the "other fundamental investment policies" described below may be changed for the Trust Portfolio without shareholder approval, the nonfundamental investment policies may be changed upon notice but without such approval. The Fund may in the fu-ture establish additional portfolios which may have different investment ob-jectives. There can be no assurance that the Portfolio's objectives will be achieved.

 The Trust Portfolio will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversi-fication, quality and maturity requirements imposed by the Rule. A more de-tailed description of Rule 2a-7 is set forth in the Trust Portfolio's State-ment of Additional Information under "Investment Objectives and Policies."

MONEY MARKET SECURITIES

 The money market securities in which the Trust Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by U.S. or foreign companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participa-tion interests in loans extended by banks to such companies; and (4) repur-chase agreements that are collateralized in full each day by liquid securities of the types listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Gov-ernment securities or State Street Bank and Trust Company, the Fund's Custodi-an. For each repurchase agreement, the Trust Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Trust Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Trust Portfo-lio's commercial paper investments may include variable amount master demand notes which represent a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may de-termine to invest varying amounts.

 To the extent the Trust Portfolio purchases money market instruments issued by foreign entities, consideration will be given to the domestic marketability of such instruments, and possible interruptions of, or restrictions on, the flow of international currency transactions.

 The Trust Portfolio may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Board of Directors of the Fund, such as securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

 The Trust Portfolio may invest in asset-backed securities that meet its ex-isting diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership in-terest, or commercial paper or other debt securities issued by a special pur-pose corporation. Although the securities may have some form of credit or li-quidity enhancement, payments on the securities depend predominately upon col-lection of the loans and receivables held by the issuer. It is the Trust Port-folio's current intention to limit its investment in such securities to not more than 5% of its net assets.

OTHER FUNDAMENTAL INVESTMENT POLICIES.

 To maintain portfolio diversification and reduce investment risk, the Trust Portfolio may not (1) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securi-ties or bank obligations, including certificates of deposit, bankers' accept-ances and interest bearing savings deposits; (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) al-though with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of con-tinuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) enter into repur-chase agreements if, as a result thereof, more than 10% of its assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; (5) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 15% of its assets; the Trust Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (6) mortgage, pledge or hypothecate its assets except to secure such borrowings. To the extent that these limitations are more permissive than Rule 2a-7, the Trust Portfolio will comply with the more restrictive provi-sions of the Rule.

 As a matter of operating policy, fundamental policy number (2) would give the Trust Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

                       PURCHASE AND REDEMPTION OF SHARES

OPENING ACCOUNTS

 The Trust Portfolio is available through financial intermediaries.

  (1) Telephone the Trust Portfolio toll-free at (800) 237-5822. The Trust Portfolio will ask for the (a) name of the account as you wish it to be registered, (b) address of the account and (c) taxpayer identification number. The Trust Portfolio will then provide you with an account num-ber.

  (2) Instruct your bank to wire Federal funds exactly as follows:

        ABA 011000028
        State Street Bank and Trust Company
        Boston, MA 02101
        DDA 9903-279-9
        ACM Institutional Reserves, Inc.--
        Trust Portfolio

                             ]  as registered
        Your account name    ]- with the Trust
        Your account number  ]  Portfolio

  (3) Mail a completed Application Form to:
      Alliance Fund Services, Inc.
      P.O. Box 1520
      Secaucus, New Jersey 07096-1520

SUBSEQUENT INVESTMENTS

  (1) Telephone the Trust Portfolio toll-free at (800) 237-5822 to place your order for additional shares.

  (2) Instruct your bank to wire Federal funds to State Street Bank and Trust Company ("State Street Bank") as in (2) above or mail your check or ne-gotiable bank draft payable to ACM Institutional Reserves, Inc.--Trust Portfolio to Alliance Fund Services, Inc. as in (3) above.

REDEMPTIONS

 A. BY TELEPHONE

 You may withdraw any amount from your account on any Fund business day (any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) as discussed below, between 9:00 a.m. and 5:00 p.m. (New York time) via orders given to Alliance Fund Services, Inc. by telephone toll-free
(800) 237-5822. Redemption orders must include your account name as registered with the Trust Portfolio and the account number.

 Telephone redemptions may be made on any Fund business day between 9:00 a.m. and 4:00 p.m. (New York time). If your telephone redemption order is received by Alliance Fund Services, Inc. prior to 4:00 p.m. (New York time) on any Fund business day, we will send the proceeds in Federal funds by wire to your des-ignated bank account that day. Redemptions are made without any charge to you.

 During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such diffi-culty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this prospectus. The Fund reserves the right to suspend or termi-nate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasona-bly believes to be genuine. The Fund will employ reasonable procedures in or-der to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written con-firmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a fee for handling telephone requests for redemptions.

 B. BY CHECK-WRITING

 With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any ac-crued dividends) in your account. First, you must fill out the Signature Card which is available from your financial intermediary. If you wish to establish this check-writing service subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the check-writing service, except that State Street Bank will impose its normal charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The check-writing service enables you to receive the daily dividends declared on the shares to be re-deemed until the day that your check is presented to State Street Bank for payment.

  OBTAINING AN APPLICATION FORM. If you wish to obtain an Application Form, or you have questions about the Form, purchasing shares, or other Trust Portfolio procedures, please telephone the Trust Portfolio toll-free at (800) 237-5822.

                            ADDITIONAL INFORMATION

 CHANGES IN APPLICATION FORM. If you decide to change instructions or any other information already given on your Application Form, send a written no-tice to ACM Institutional Reserves, Inc.--Trust Portfolio, P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institu-tion which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Se-curities Exchange Act of 1934, as amended.

 INVESTMENTS MADE BY CHECK. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be con-verted and invested. All payments must be in United States dollars.

 Proceeds from any subsequent redemption by you of Trust Portfolio shares that were purchased by check will not be forwarded to you until the Trust Portfolio is reasonably assured that your check has cleared, normally up to fifteen days following the purchase date.

 SHARE PRICE. Shares of the Trust Portfolio are sold and redeemed on a contin-uous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of the Trust Portfolio's shares is determined each Fund business day (as defined under "Purchase and Redemption of Shares-- Redemptions," above), at 12:00 Noon and 4:00 p.m. (New York time). The net as-set value per share of the Trust Portfolio is calculated by taking the sum of the value of the Trust Portfolio's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of the Trust Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

 TIMING OF INVESTMENTS AND REDEMPTIONS. The Trust Portfolio has two transac-tion times each business day, 12:00 Noon and 4:00 p.m. (New York time). In-vestments receive the full dividend for a day if the investor's telephone or-der is placed by 4:00 p.m. (New York time) and Federal funds or bank wire mon-ies are received by State Street Bank before 4:00 p.m. (New York time) on that day.

 Redemption proceeds are normally wired the same business day if a redemption request is received prior to 4:00 p.m. (New York time), but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

 MINIMUMS. An initial investment of at least $1,000,000 in the Trust Portfolio is required. There is no minimum for subsequent investments. The Trust Portfo-lio reserves the right at anytime to vary the initial and subsequent invest-ment minimums.

 The Trust Portfolio reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such peri-od.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Trust Portfolio is determined each business day at 4:00 p.m. (New York time) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares of the Trust Portfolio in each shareholder's account. As such additional shares are entitled to divi-dends on following days, a compounding growth of income occurs.

 The Trust Portfolio's net income consists of all accrued interest income on assets less expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

 Distributions out of taxable interest income, other investment income and short-term capital gains are taxable as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irre-spective of the length of time a shareholder held the shares.

 THE ADVISER. The Trust Portfolio retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105, under an Advisory Agreement to provide investment advice and, in general, to supervise its management and investment program, subject to the general control of the Directors of the Fund. The Trust Portfolio pays the Adviser at an annual rate of .45 of 1% of the average daily value of its net assets. During the Fund's fiscal year ended April 30, 1997, the Adviser reimbursed its advisory fee to the Trust Portfolio in the amount of $144,572.

 The Adviser has undertaken until, at its request, the Trust Portfolio noti-fies investors to the contrary, that if, in any fiscal year, the aggregate ex-penses of the Trust Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, ex-ceed .50 of 1% of the Trust Portfolio's average net assets for the fiscal year, the Trust Portfolio may deduct from the payment to be made to the Advis-er, or the Adviser will bear, such excess expense.

 The Adviser is a leading international investment manager, supervising client accounts with assets as of June 30, 1997 totaling more than $199 billion (of which more than $71 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit plans, public employee retirement plans, insurance companies, banks, foundations and endowment funds. The 54 registered investment companies managed by the Adviser comprising 116 separate investment portfolios currently have over two million shareholders. As of June 30, 1997, the Adviser was retained as an investment manager of employee benefit fund assets for 29 of the Fortune 100 companies.

 Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States.

 The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Trust Portfolio to compensate bro-ker-dealers, depository institutions, or other persons for providing distribu-tion assistance and administrative services and to otherwise promote the sale of shares of the Trust Portfolio, including paying for the preparation, print-ing and distribution of prospectuses and sales literature or other promotional activities.

 SHAREHOLDER SERVICING AGENT. The shareholder servicing agent is responsible for shareholder account and administrative servicing functions. Such responsi-bilities may include, among other things, answering shareholder inquiries re-garding account status and history and the manner in which purchases and re-demptions of Trust Portfolio shares may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records as may be requested from time to time by the Trust Portfolio; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connec-tion with shareholder orders to purchase or redeem shares; verifying share-holder signatures on check-writing drafts in connection with redemption or-ders, transfers among and changes in shareholder-designated accounts; provid-ing periodic statements showing a shareholder's account balances; furnishing (either separately or on an integrated basis with other reports sent to a shareholder by the shareholder servicing agent) monthly and annual statements and confirmations of all purchases and redemptions of shares in a sharehold-er's account; transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provid-ing such other related services as the Trust Portfolio or a shareholder may reasonably request.

 For the services provided, the shareholder servicing agent may receive a fee for services performed.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520, and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The Transfer Agent charges a fee for its services.

 FUND ORGANIZATION. The Trust Portfolio is a series of the Fund. The Trust Portfolio is one of four series of the Fund; shares of the other series, the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio, are of-fered by a separate prospectus. The Fund was organized as a Maryland corpora-tion on March 21, 1990. The Trust Portfolio's activities are supervised by its Board of Directors. Shareholders of each Portfolio are entitled to one vote per share and vote as a single series on matters that affect all series in substan-tially the same manner.

 Maryland law does not require annual meetings of shareholders and it is antic-ipated that shareholder meetings will be held only when required by Federal or Maryland law. Shareholders have available certain procedures for the removal of directors.

 REPORTS. Shareholders will receive a monthly summary of their account, as well as semi-annual and annual reports. Shareholders may arrange for a copy of each of their account statements to be sent to other parties.

BOARD OF DIRECTORS
 John D. Carifa, Chairman
 Ruth Block
 David H. Dievler
 John H. Dobkin
 William H. Foulk, Jr.
 James M. Hester
 Clifford L. Michel
 Donald J. Robinson

OFFICERS
 Ronald M. Whitehill, President
 Kathleen A. Corbet, Senior Vice President
 Drew Biegel, Senior Vice President
 Kenneth T. Carty, Vice President
 John F. Chiodi, Jr., Vice President
 Maria R. Cona, Vice President
 Francis M. Dunn, Vice President
 Joseph R. LaSpina, Vice President
 Raymond J. Papera, Vice President
 Mark D. Gersten, Treasurer and Chief Financial Officer
 Edmund P. Bergan, Jr., Secretary
 Vincent S. Noto, Controller